Derivative Financial Instruments and Hedge Accounting	12 Months Ended
Dec. 31, 2018
Disclosure Of Hedge Accounting Abstract [Abstract]
Disclosure Of Hedge Accounting Explanatory

9. Derivative Financial Instruments and Hedge Accounting

The Group’s derivative operations focus on addressing the needs of the Group’s corporate clients to hedge their risk exposure and to hedge the Group’s risk exposure that results from such client contracts. The Group also engages in derivative trading activities to hedge the interest rate and foreign currency risk exposures that arise from the Group’s own assets and liabilities. In addition, the Group engages in proprietary trading of derivatives within the Group’s regulated open position limits.

The Group provides and trades a range of derivatives products, including:

•	Interest rate swaps, relating to interest rate risks in Korean won

•	Cross-currency swaps, forwards and options relating to foreign exchange rate risks,

•	Stock price index options linked with the KOSPI index.

In particular, the Group applies fair value hedge accounting using cross currency swaps, interest rate swaps and others to hedge the risk of changes in fair values due to the changes in interest rates and foreign exchange rates of structured debts in Korean won, financial debentures in foreign currencies, structured deposits in Korean won, and structured deposits in foreign currencies. In addition, the Group applies net investment hedge accounting by designating financial debentures in foreign currencies as hedging instruments to hedge foreign exchange risks on net investments in foreign operations.

Details of derivative financial instruments held for trading as of December 31, 2017 and 2018, are as follows:

	2017
	Notional amount		Assets		Liabilities
	(In millions of Korean won)
Interest rate
Futures[1]	￦	4,770,568	￦	4,952	￦	528
Swaps		190,186,189		434,316		399,674
Options		13,560,861		137,958		234,474

Sub-total		208,517,618		577,226		634,676

Currency
Forwards		64,308,472		1,261,491		1,233,633
Futures[1]		622,711		52		1,163
Swaps		29,769,290		847,506		759,757
Options		695,617		4,099		6,994

Sub-total		95,396,090		2,113,148		2,001,547

Stock and index
Futures[1]		1,013,846		3,599		1,132
Swaps		5,623,391		112,929		96,894
Options		6,408,019		116,215		274,544

Sub-total		13,045,256		232,743		372,570

Credit
Swaps		5,799,606		42,000		36,963

Sub-total		5,799,606		42,000		36,963

Commodity
Futures[1]		4,791		112		19
Swaps		67,008		4,221		118
Options		245		1		—

Sub-total		72,044		4,334		137

Other		1,955,581		28,591		8,721

Total	￦	324,786,195	￦	2,998,042	￦	3,054,614

	2018
	Notional amount		Assets		Liabilities
	(In millions of Korean won)
Interest rate
Forwards	￦	570,000	￦	—	￦	55,056
Futures[1]		4,269,407		1,124		3,852
Swaps		219,558,592		421,591		471,915
Options		16,937,362		159,218		276,392

Sub-total		241,335,361		581,933		807,215

Currency
Forwards		74,189,998		622,745		548,127
Futures[1]		602,805		37		240
Swaps		36,073,995		470,499		452,390
Options		2,449,469		6,071		13,602

Sub-total		113,316,267		1,099,352		1,014,359

Stock and index
Futures[1]		1,155,861		4,902		10,820
Swaps		8,190,648		82,803		321,135
Options		5,442,775		70,740		464,226

Sub-total		14,789,284		158,445		796,181

Credit
Swaps		4,300,208		32,711		25,047

Sub-total		4,300,208		32,711		25,047

Commodity
Futures[1]		5,807		150		128
Swaps		140,382		2,202		3,199
Options		—		—		—

Sub-total		146,189		2,352		3,327

Other		2,361,827		40,739		78,865

Total	￦	376,249,136	￦	1,915,532	￦	2,724,994

[1]	Gain or loss arising from futures daily settlement is reflected in the margin accounts.

The average of hedge ratio for each type of hedge accounting as of December 31, 2018, is as follows:

	2018
	1 year	2 years	3 years	4 years	5 years	More than 5 years	Total
	(In millions of Korean won)
Fair value hedge
The quantity of the hedging instrument	1,371,901	728,308	1,372,040	567,030	195,392	1,308,602	5,543,273
Average ratio of hedging	100.73%	98.65%	100.00%	100.00%	100.00%	100.00%	100.00%
Cash flow hedge
The quantity of the hedging instrument	2,641,861	1,403,129	902,911	919,258	525,629	50,000	6,442,788
Average ratio of hedging	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Hedge of net investments in a foreign operations
The quantity of the hedging instrument	528,025	2,942	—	—	—	—	530,967
Average ratio of hedging	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%	100.00%

Fair Value Hedge

Details of hedged item in fair value hedge as of December 31, 2018, are as follows:

		2018
		Carrying amount				Accumulated adjusted amount				Changes in the fair value
		Assets		Liabilities		Assets		Liabilities
		(In millions of Korean won)
Hedge accounting
Interest rate	Debt securities in KRW	￦	465,213	￦	—	￦	1,214	￦	—	￦	6,001
	Debt securities in foreign currencies		702,727		—		(9,790)		—		(1,233)
	Deposits in foreign currencies		—		805,215		—		(89,265)		38,232
	Debts in KRW		—		349,252		—		19,252		(2,308)
	Debts in foreign currencies		—		1,429,457		—		(24,073)		(1,868)

			1,167,940		2,583,924		(8,576)		(94,086)		38,824

Currency	Debt securities in foreign currencies		1,845,253		—		(75,255)		—		86,209

			1,845,253		—		(75,255)		—		86,209

		￦	3,013,193	￦	2,583,924	￦	(83,831)	￦	(94,086)	￦	125,033

Details of derivative instruments designated as fair value hedge as of December 31, 2017 and 2018, are as follows:

	2017
	Notional amount		Assets		Liabilities
	(In millions of Korean won)
Interest rate
Swaps	￦	2,919,935	￦	47,856	￦	49,962
Currency
Forwards		2,818,527		108,144		872
Other		50,000		775		70

Total	￦	5,788,462	￦	156,775	￦	50,904

	2018
	Notional amount		Assets		Liabilities		Changes in the fair value
	(In millions of Korean won)
Interest rate
Swaps	￦	3,845,555	￦	58,933	￦	88,017	￦	(37,638)
Currency
Forwards		1,697,718		5,923		32,565		(106,903)

	￦	5,543,273	￦	64,856	￦	120,582	￦	(144,541)

The fair value of non-derivative financial instruments designated as hedging instruments is as follows:

	2017		2018
	(In millions of Korean won)
Deposits in foreign currencies	￦	32,051	￦	—

Details of hedge ineffectiveness recognized in profit or loss from derivatives for the year ended December 31, 2018, is as follows:

2018
Hedge ineffectiveness recognized in profit or loss
(In millions of Korean won)
From hedge accounting
Interest rate	￦ 1,186
Currency rate	(20,694)

￦ (19,508)

Gains and losses from fair value hedging instruments and hedged items attributable to the hedged risk for the years ended December 31, 2016, 2017 and 2018, are as follows:

	2016		2017		2018
	(In millions of Korean won)
Gains(losses) on hedging instruments	￦	(88,999)	￦	93,112	￦	(160,416)
Gains(losses) on the hedged items attributable to the hedged risk		91,167		(56,461)		135,556

Total	￦	2,168	￦	36,651	￦	(24,860)

Cash Flow Hedge

Details of hedged item in cash flow hedge as of December 31, 2018 are as follows:

	2018
	Changes in fair value		Other comprehensive income for cash flow hedge
	(In millions of Korean won)
Hedge accounting
Interest rate	￦	5,971	￦	4,686
Foreign currency change risk		18,650		1,163

	￦	24,621	￦	5,849

Details of derivative instruments designated as cash flow hedge as of December 31, 2017 and 2018, are as follows:

	2017
	Notional amount		Assets		Liabilities
	(In millions of Korean won)
Interest rate
Swaps	￦	2,393,491	￦	15,796	￦	3,905
Currency
Swaps		2,396,957		117,597		33,342

Total	￦	4,790,448	￦	133,393	￦	37,247

	2018
	Notional amount		Assets		Liabilities		Changes in fair value
	(In millions of Korean won)
Interest rate
Swaps	￦	4,142,336	￦	17,891	￦	12,766	￦	(6,364)
Currency
Swaps		2,300,452		22,759		40,493		(16,658)

Total	￦	6,442,788	￦	40,650	￦	53,259	￦	(23,022)

Gains and losses from hedging instruments and hedged items attributable to the hedged risk for the years ended December 31, 2016, 2017 and 2018, are as follows:

	2016		2017		2018
	(In millions of Korean won)
Gains (losses) on hedging instruments	￦	16,759	￦	(112,513)	￦	(23,022)
Gains (losses) on effectiveness (amount recognized in other comprehensive income)		16,238		(100,949)		(24,672)

Gains on ineffectiveness (amount recognized in profit or loss)	￦	521	￦	(11,564)	￦	1,650

Amounts recognized in other comprehensive income and reclassified from equity to profit or loss for the years ended December 31, 2016, 2017 and 2018, are as follows:

	2016		2017		2018
	(In millions of Korean won)
Amount recognized in other comprehensive income	￦	16,238	￦	(100,949)	￦	(24,672)
Amount reclassified from equity to profit or loss		(10,447)		126,239		15,234
Tax effect		(1,488)		(4,331)		400

OCI after tax	￦	4,303	￦	20,959	￦	(9,038)

Hedge on Net Investments in Foreign Operations

Details of hedged item in hedge on foreign operation net investments hedge as of December 31, 2018, are as follows:

	2018
	Changes in fair value		Other comprehensive income for hedge on net investment in a foreign operation
	(In millions of Korean won)
Hedge accounting
Currency (foreign currency change risk)	￦	25,198	￦ (33,092)

Details of financial instruments designated as hedging instrument in hedge on net investments in foreign operations as of December 31, 2018, is as follows:

	2018
	Nominal amount		Assets		Liabilities		Changes in fair value
	(In millions of Korean won)
Currency
Forwards	￦	530,967	￦	4,924	￦	2,412	￦	(21,877)
Financial debentures in foreign currencies		89,448		—		89,109		(3,321)

Total	￦	620,415	￦	4,924	￦	91,521	￦	(25,198)

Details of derivative instruments designated as hedging instrument in hedge on net investments in foreign operations as of December 31, 2017, is as follows:

	2017
	Notional amount		Assets		Liabilities
	(In millions of Korean won)
Currency
Forwards	￦	484,033	￦	21,956	￦	—

The fair value of non-derivative financial instruments designated as hedging instruments as of December 31, 2017 and 2018, are as follows:

	2017		2018
	(In millions of Korean won)
Financial debentures in foreign currencies	￦	99,994	￦	88,785

Gain or loss from hedging instruments in hedge of net investments in foreign operations and hedged items attributable to the hedged risk for the years ended December 31, 2016, 2017 and 2018, are as follows:

	2016		2017		2018
	(In millions of Korean won)
Gains (losses) on hedging instruments	￦	(9,360)	￦	35,929	￦	(25,096)
Effective portion of gains (losses) on hedges of net investments in foreign operations (amount recognized in other comprehensive income)		(9,360)		34,800		(25,096)

Ineffective portion of gains (losses) on hedges of net investments in foreign operations (amount recognized in profit or loss)		—		1,129		—

The effective portion of gain (loss) on hedging instruments recognized in other comprehensive income for the years ended December 31, 2016, 2017 and 2018, are as follows:

	2016		2017		2018
	(In millions of Korean won)
Amount recognized in other comprehensive income	￦	(9,360)	￦	34,800	￦	(25,096)
Amount reclassified from equity to profit or loss		—		—		(12,330)
Tax effect		2,265		(8,186)		10,292

Amount recognized in other comprehensive income, net of tax	￦	(7,095)	￦	26,614	￦	(27,134)